Earnings per share (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Earnings Per Share

	For the year ended

(Millions of Canadian dollars, except share and per share amounts)	October 31 2021	October 31 2020
Basic earnings per share
Net income	$16,050	$11,437
Dividends on preferred shares and distributions on other equity instruments	(257)	(268)
Net income attributable to non-controlling interests	(12)	(5)
Net income available to common shareholders	$15,781	$11,164
Weighted average number of common shares (in thousands)	1,424,343	1,423,915
Basic earnings per share (in dollars)	$11.08	$7.84
Diluted earnings per share
Net income available to common shareholders	$15,781	$11,164
Dilutive impact of exchangeable shares	–	13
Net income available to common shareholders including dilutive impact of exchangeable shares	$15,781	$11,177
Weighted average number of common shares (in thousands)	1,424,343	1,423,915
Stock options (1)	1,737	1,054
Issuable under other share-based compensation plans	655	755
Exchangeable shares	–	3,046
Average number of diluted common shares (in thousands)	1,426,735	1,428,770
Diluted earnings per share (in dollars)	$11.06	$7.82

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the year ended October 31, 2021, no outstanding options were excluded from the calculation of diluted earnings per share. For the year ended October 31, 2020, an average of 2,809,041 outstanding options with an average exercise price of $100.88 were excluded from the calculation of diluted earnings per share.